Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Key Assumptions Used to Determine Net Periodic Benefit Expense	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	5.10%	4.40%	5.20%	5.70%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%
Long-term rate of return on assets	7.80%	7.80%	7.80%	8.00%
Foreign Pension Plan, Defined Benefit [Member]
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	4.10%	4.20%	4.60%	5.10%
Rate of compensation increase	3.30%	3.40%	3.40%	3.40%
Long-term rate of return on assets	4.90%	6.50%	6.50%	7.40%